Depreciation and Amortisation Expense - Schedule of Depreciation and Amortisation Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Depreciation and Amortisation Expense [Abstract]
Amortisation expenses	$ 1,219,103	$ 1,200,723
Depreciation on machinery	3,852	1,172
Depreciation expense on right-of-use assets		10,001
Total depreciation and amortisation expense	$ 1,222,955	$ 1,211,896